Property, plant and equipment - Additional information (Details)					3 Months Ended		12 Months Ended
	Nov. 06, 2020 USD ($) agreement	Apr. 22, 2020 USD ($) T	Mar. 20, 2020 USD ($) T	Jan. 23, 2020 USD ($) T	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale							$ 0	$ 12,705,000
Acquisitions							250,890,000	8,585,000	$ 238,064,000
Agreement to purchase property, plant and equipment							$ 172,100,000	0
Number of assets under construction subject to capital commitments | vessel							3
Additions to right-of-use assets							$ 25,701,000	653,000
Right-of-use assets (Note 8)							52,955,000	58,908,000	87,598,000	$ 87,600,000
Number of time charter agreements entered into | agreement	2
Non-Current assets of which Vessel							$ 3,127,091,000	3,238,435,000	3,522,010,000		$ 2,336,831,000
Weighted average cost of capital, measurement input
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets							0.0545
Significant unobservable input, assets, percent change that would lead to no additional impairment							2.00%
Adjusted significant unobservable input, assets, that would result in no additional impairment							7.45%
Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Gains on sale of vessel							$ 8,298,000
Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Gains on sale of vessel							12,830,000
TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Gains on sale of vessel							1,600,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale							0	12,705,000	42,000,000
Acquisitions							$ 17,835,000	$ 7,024,000	45,750,000
Number of vessels under construction | vessel							4	0
Non-Current assets of which Vessel							$ 2,865,308,000	$ 3,177,262,000	3,520,067,000		2,271,500,000
Vessels | Finesse
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T				149,994
Fair value, net of cost of disposal				$ 21,000,000.0
Assets held for sale								12,700,000
Gains on sale of vessel						$ 8,300,000
Proceeds from sales of vessels previously held for sale				$ 21,800,000
Vessels | Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T			160,044
Gains on sale of vessel			$ 12,800,000
Proceeds from sales of vessels previously held for sale			$ 20,100,000
Vessels | TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T		319,254
Gains on sale of vessel					$ 1,600,000
Proceeds from sales of vessels previously held for sale		$ 37,000,000.0
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Impairment using 10-year historical charter rate							700,000
Impairment using 5-year historical charter rate							2,400,000
Impairment using 1-year historical charter rate							0
Time Charters
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 24,900,000
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions							207,069,000	0	191,726,000
Non-Current assets of which Vessel							$ 207,069,000	$ 0	$ 0		$ 63,668,000